ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	Mar. 31, 2013	Mar. 31, 2012
Partners Capital Account Units Issued	9,800,600	9,800,600
Partners Capital Account Units Outstanding	9,768,100	9,775,100
Series One [Member]
Partners Capital Account Units Issued	1,299,900	1,299,900
Partners Capital Account Units Outstanding	1,296,900	1,296,900
Series Two [Member]
Partners Capital Account Units Issued	830,300	830,300
Partners Capital Account Units Outstanding	829,800	829,800
Series Three [Member]
Partners Capital Account Units Issued	2,882,200	2,882,200
Partners Capital Account Units Outstanding	2,859,200	2,864,200
Series Four [Member]
Partners Capital Account Units Issued	2,995,300	2,995,300
Partners Capital Account Units Outstanding	2,989,300	2,991,300
Series Five [Member]
Partners Capital Account Units Issued	489,900	489,900
Partners Capital Account Units Outstanding	489,900	489,900
Series Six [Member]
Partners Capital Account Units Issued	1,303,000	1,303,000
Partners Capital Account Units Outstanding	1,303,000	1,303,000